Deferred Revenue (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Initial deposit for manufacturing agreement	$ 466,300
Deferred revenue	$ 466,300
CBD Alimentos Manufacturing Agreement
Initial deposit for manufacturing agreement		$ 466,300
Deferred revenue		$ 466,300